Consolidated Quarterly Holdings Report
for
Fidelity® Series Blue Chip Growth Fund
April 30, 2026
XS1-NPRT3-0626
1.967990.112
Common Stocks - 97.9%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA (b)	32,300	8,764,537
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (United States) (b)(e)	465,500	7,852,985
CANADA - 1.6%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aritzia Inc Subordinate Voting Shares (b)	588,317	62,095,195
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Suncor Energy Inc	194,700	13,341,684
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd	41,700	3,626,780
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.9%
Celestica Inc (United States) (b)	358,900	147,001,851
IT Services - 0.2%
Shopify Inc Class A (b)	266,700	32,372,729
Software - 0.0%
Taalas Inc warrants (b)(c)(d)	95,390	133,546
TOTAL INFORMATION TECHNOLOGY		179,508,126
Materials - 0.0%
Metals & Mining - 0.0%
Agnico Eagle Mines Ltd/CA (United States)	33,000	6,210,930
TOTAL CANADA		264,782,715
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	62,900	3,038,059
CHINA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	92,600	3,241,000
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Mao Geping Cosmetics Co LTD H Shares (e)	129,900	1,199,565
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (c)(d)	784,278	1,199,945
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
Montage Technology Co Ltd H Shares	16,700	561,544
Software - 0.1%
Pony AI Inc ADR (b)	330,300	3,260,061
TOTAL INFORMATION TECHNOLOGY		3,821,605
TOTAL CHINA		9,462,115
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	129,996	29,818,482
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	818,400	28,701,288
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	486,300	6,278,133
TOTAL FINLAND		34,979,421
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (c)(d)(f)	114	3,119,977
INDIA - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Bharti Airtel Ltd	315,200	6,301,074
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Meesho (g)	2,608,458	5,350,349
Specialty Retail - 0.1%
Lenskart Solutions Ltd (g)	1,798,006	9,852,520
TOTAL CONSUMER DISCRETIONARY		15,202,869
Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	546,600	2,658,153
Financials - 0.1%
Capital Markets - 0.1%
Authum Investment & Infrastucture Ltd	4,347,350	21,764,496
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	232,500	2,446,351
Life Sciences Tools & Services - 0.1%
Onesource Specialty Pharma Ltd (b)	373,400	6,862,110
TOTAL HEALTH CARE		9,308,461
Materials - 0.1%
Metals & Mining - 0.1%
Welspun Corp Ltd	839,100	11,261,212
TOTAL INDIA		66,496,265
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)(d)	84,101	581,979
ITALY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	276,800	8,147,647
JAPAN - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Niterra Co Ltd	31,900	1,724,371
Household Durables - 0.0%
Panasonic Holdings Corp	201,500	4,121,846
TOTAL CONSUMER DISCRETIONARY		5,846,217
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Hoya Corp	26,700	4,986,060
Industrials - 0.0%
Electrical Equipment - 0.0%
Furukawa Electric Co Ltd	5,700	1,548,045
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Kioxia Holdings Corp (b)	84,500	20,445,507
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	82,300	3,789,273
TOTAL JAPAN		36,615,102
KOREA (SOUTH) - 0.1%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	7,790	2,251,209
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix Inc	20,990	18,838,378
TOTAL KOREA (SOUTH)		21,089,587
NETHERLANDS - 0.4%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (b)	4,800	3,752,256
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	11,200	16,116,688
BE Semiconductor Industries NV	17,800	5,164,247
NXP Semiconductors NV	114,335	33,567,613
TOTAL INFORMATION TECHNOLOGY		54,848,548
TOTAL NETHERLANDS		58,600,804
TAIWAN - 1.2%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	43,000	3,873,392
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Inc	152,000	10,692,988
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	451,700	178,900,302
TOTAL INFORMATION TECHNOLOGY		189,593,290
TOTAL TAIWAN		193,466,682
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	189,900	11,166,120
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)(d)	3,622	5,418,403
TOTAL UNITED KINGDOM		16,584,523
UNITED STATES - 93.3%
Communication Services - 15.0%
Entertainment - 2.3%
Netflix Inc (b)	3,680,640	344,544,710
ROBLOX Corp Class A (b)	351,500	19,423,890
Sphere Entertainment Co Class A (b)(e)	26,000	3,703,700
		367,672,300
Interactive Media & Services - 12.7%
Alphabet Inc Class A	3,720,960	1,431,825,409
Epic Games Inc (b)(c)(d)	1,076	504,063
Meta Platforms Inc Class A	991,210	606,531,311
Snap Inc Class A (b)(e)	4,898,259	29,732,432
		2,068,593,215
TOTAL COMMUNICATION SERVICES		2,436,265,515
Consumer Discretionary - 15.1%
Automobiles - 1.4%
General Motors Co	22,700	1,745,403
Neutron Holdings Inc (b)(c)(d)	691,699	70,692
Rad Power Bikes Inc (b)(c)(d)	110,210	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	74,246	1
Rivian Automotive Inc Class A (b)(e)	381,600	6,258,240
Tesla Inc (b)	588,205	224,476,674
		232,551,011
Broadline Retail - 8.2%
Amazon.com Inc (b)	5,026,800	1,332,403,608
Diversified Consumer Services - 0.0%
Phoenix Education Partners Inc	3,355	94,007
Hotels, Restaurants & Leisure - 2.1%
Brinker International Inc (b)	282,500	43,007,800
Carnival Corp	133,800	3,547,038
Cava Group Inc (b)(e)	79,200	7,398,072
Cheesecake Factory Inc/The	54,000	3,394,980
Chipotle Mexican Grill Inc (b)	1,205,700	40,981,743
DoorDash Inc Class A (b)	205,000	34,573,250
Dutch Bros Inc Class A (b)(e)	143,200	8,235,432
Hilton Worldwide Holdings Inc	93,000	30,138,510
Marriott International Inc/MD Class A1	68,900	24,920,441
Starbucks Corp	850,600	89,593,698
Sweetgreen Inc Class A (b)(e)	323,300	2,224,304
Texas Roadhouse Inc	58,500	9,417,915
Viking Holdings Ltd (b)	25,000	2,047,750
Wingstop Inc (e)	68,400	11,221,704
Wynn Resorts Ltd	292,830	31,365,021
		342,067,658
Household Durables - 0.7%
Garmin Ltd	6,400	1,607,296
SharkNinja Inc (b)(e)	991,690	114,569,946
		116,177,242
Specialty Retail - 2.3%
AutoZone Inc (b)	2,200	8,148,866
Bath & Body Works Inc	363,700	7,070,328
Bob's Discount Furniture Inc	51,200	549,888
Carvana Co Class A (b)	188,200	74,489,560
Fanatics Inc Class A (b)(c)(d)	159,285	13,910,359
Five Below Inc (b)	32,684	7,702,311
Floor & Decor Holdings Inc Class A (b)	172,800	8,363,520
Home Depot Inc/The	54,400	17,886,720
Lowe's Cos Inc	288,406	68,868,469
RealReal Inc/The (b)	213,600	2,539,704
RH (b)(e)	200,397	26,444,388
Ross Stores Inc	21,600	4,920,264
TJX Cos Inc/The	340,200	53,326,350
Urban Outfitters Inc (b)	94,312	6,633,906
Victoria's Secret & Co (b)(e)	537,518	27,859,558
Warby Parker Inc Class A (b)	795,736	17,601,680
Wayfair Inc Class A (b)	358,520	22,920,184
		369,236,055
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd (b)	602,400	11,752,824
Kontoor Brands Inc	62,472	4,582,946
Lululemon Athletica Inc (b)	38,574	5,311,640
NIKE Inc Class B	398,013	17,655,857
PVH Corp	142,400	13,021,056
Ralph Lauren Corp Class A	11,500	4,124,360
Tapestry Inc	60,900	8,832,936
Tory Burch LLC Class A (b)(c)(d)(f)	106,817	3,860,366
		69,141,985
TOTAL CONSUMER DISCRETIONARY		2,461,671,566
Consumer Staples - 0.9%
Beverages - 0.1%
Celsius Holdings Inc (b)(e)	286,000	9,601,020
PepsiCo Inc	50,200	7,956,198
		17,557,218
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Holdings Inc (b)	64,000	6,008,960
Chobani Inc Class A (c)(d)(f)	617	2,654,605
Costco Wholesale Corp	12,100	12,275,813
Kroger Co/The	49,600	3,376,272
Sprouts Farmers Market Inc (b)	123,100	10,075,735
Target Corp	488,200	63,343,951
		97,735,336
Household Products - 0.1%
Kimberly-Clark Corp	96,800	9,528,024
Procter & Gamble Co/The	28,100	4,133,229
		13,661,253
Personal Care Products - 0.0%
Herbalife Ltd (b)	476,200	7,904,920
Tobacco - 0.1%
JUUL Labs Inc Class A (b)(c)(d)	8,303,657	15,859,985
JUUL Labs Inc Class B (b)(c)(d)	2,450	4,679
		15,864,664
TOTAL CONSUMER STAPLES		152,723,391
Energy - 0.2%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	73,500	2,215,290
Oil, Gas & Consumable Fuels - 0.2%
Chevron Corp	51,500	9,955,465
Diamondback Energy Inc	13,000	2,673,190
EOG Resources Inc	17,600	2,474,032
Exxon Mobil Corp	112,500	17,362,125
		32,464,812
TOTAL ENERGY		34,680,102
Financials - 1.7%
Capital Markets - 0.4%
Coinbase Global Inc Class A (b)	45,100	8,468,427
Goldman Sachs Group Inc/The	31,400	29,006,378
Morgan Stanley	54,400	10,368,096
Robinhood Markets Inc Class A (b)	341,000	24,855,490
		72,698,391
Consumer Finance - 0.1%
Dave Inc Class A (b)(e)	18,500	5,031,815
Figure Technology Solutions Inc Class A (e)	275,000	9,652,500
		14,684,315
Financial Services - 1.2%
Affirm Holdings Inc Class A (b)	441,900	28,405,332
Mastercard Inc Class A	236,600	118,990,872
PayPal Holdings Inc	82,900	4,156,606
Remitly Global Inc (b)	127,600	2,793,164
Rocket Cos Inc Class A (b)	309,103	4,519,086
Stripe Global Holdings Inc (d)	19,900	1,253,700
Visa Inc Class A	93,400	30,807,056
		190,925,816
TOTAL FINANCIALS		278,308,522
Health Care - 4.4%
Biotechnology - 1.5%
AbbVie Inc	277,500	58,641,300
Alnylam Pharmaceuticals Inc (b)	94,581	29,271,874
Apogee Therapeutics Inc (b)	113,014	9,367,730
Avalyn Pharma Inc	52,200	939,600
Caris Life Sciences Inc (b)	23,600	448,400
Cibus Inc Class A (b)(e)	133,771	187,279
Gilead Sciences Inc	795,500	104,083,221
Janux Therapeutics Inc (b)	40,100	576,237
Kailera Therapeutics Inc (e)	109,300	2,732,500
Legend Biotech Corp ADR (b)	85,600	2,013,312
Moderna Inc (b)	99,400	4,566,436
Oruka Therapeutics Inc (b)	24,000	1,641,840
Praxis Precision Medicines Inc (b)	11,000	3,507,130
Regeneron Pharmaceuticals Inc	6,300	4,454,478
Roivant Sciences Ltd (b)	152,600	4,353,678
Scholar Rock Holding Corp (b)	71,500	3,332,615
Travere Therapeutics Inc (b)	155,600	6,553,872
Vaxcyte Inc (b)	27,900	1,596,996
		238,268,498
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Class A1 (b)(c)(d)	8,180	285,891
Kestra Medical Technologies Ltd (b)	74,500	1,543,640
Medline Inc Class A	205,900	9,156,373
		10,985,904
Health Care Providers & Services - 0.5%
Cardinal Health Inc	142,100	27,408,248
Cencora Inc	39,900	12,289,599
Guardant Health Inc (b)	86,600	7,541,128
McKesson Corp	31,600	25,760,320
UnitedHealth Group Inc	15,300	5,668,344
		78,667,639
Health Care Technology - 0.0%
Claritev Corp warrants (b)(d)	24,206	0
HeartFlow Inc (b)	51,701	1,538,622
		1,538,622
Pharmaceuticals - 2.4%
Crinetics Pharmaceuticals Inc (b)	64,800	2,512,944
Elanco Animal Health Inc (b)	126,500	2,829,805
Eli Lilly & Co	375,079	350,548,834
Jazz Pharmaceuticals PLC (b)	24,900	5,055,198
Johnson & Johnson	119,000	27,352,150
Roche Holding AG	11,250	4,584,373
Viatris Inc	353,100	5,275,314
		398,158,618
TOTAL HEALTH CARE		727,619,281
Industrials - 8.2%
Aerospace & Defense - 5.3%
Anduril Industries Inc Class B (c)(d)	4,398	303,242
Anduril Industries Inc Class C (c)(d)	2	138
Arxis Inc Class A	48,300	1,690,500
ATI Inc (b)	40,300	6,265,038
Axon Enterprise Inc (b)	31,700	12,735,792
Beta Technologies Inc (g)	108,621	1,730,333
Beta Technologies Inc Class A (b)(e)	72,200	1,150,146
Boeing Co (b)	411,780	94,309,973
Carpenter Technology Corp	67,072	28,720,230
FTAI Aviation Ltd	275,500	68,784,085
GE Aerospace	188,800	54,738,784
Howmet Aerospace Inc	191,600	46,566,464
Karman Holdings Inc (b)	32,000	2,175,360
Space Exploration Technologies Corp (b)(c)(d)	1,021,599	537,963,818
Space Exploration Technologies Corp Class C (b)(c)(d)	6,860	3,612,407
Woodward Inc	8,400	3,049,116
		863,795,426
Air Freight & Logistics - 0.0%
FedEx Corp	8,400	3,387,804
Building Products - 0.0%
Madison Air Solutions Corp Class A	154,700	5,906,446
Construction & Engineering - 0.4%
Comfort Systems USA Inc	23,200	42,693,800
Construction Partners Inc Class A (b)	21,700	2,683,422
IES Holdings Inc (b)	14,500	9,339,160
Sterling Infrastructure Inc (b)	5,800	2,990,596
		57,706,978
Electrical Equipment - 1.3%
Bloom Energy Corp Class A (b)	32,300	9,152,528
Eaton Corp PLC	8,200	3,550,682
Forgent Power Solutions Inc Class A	80,000	3,009,600
GE Vernova Inc	155,200	168,152,992
Nextpower Inc Class A (b)	145,000	17,273,850
Regal Rexnord Corp	34,700	7,461,541
		208,601,193
Ground Transportation - 0.3%
Lyft Inc Class A (b)	418,089	5,915,959
Old Dominion Freight Line Inc	68,700	14,593,941
Uber Technologies Inc (b)	371,100	27,687,771
XPO Inc (b)	41,800	9,201,434
		57,399,105
Machinery - 0.4%
Caterpillar Inc	18,700	16,645,057
Cummins Inc	33,900	22,747,239
PACCAR Inc	84,100	9,991,080
RBC Bearings Inc (b)	13,200	7,907,988
Terex Corp	70,300	4,372,660
		61,664,024
Passenger Airlines - 0.5%
Delta Air Lines Inc	643,700	43,765,163
United Airlines Holdings Inc (b)	388,000	34,920,000
		78,685,163
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc	34,000	9,102,140
TOTAL INDUSTRIALS		1,346,248,279
Information Technology - 46.9%
Communications Equipment - 0.8%
Arista Networks Inc (b)	70,300	12,141,513
Ciena Corp (b)	8,900	4,695,462
Lumentum Holdings Inc (b)	132,400	119,467,168
		136,304,143
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	354,100	52,148,307
Coherent Corp (b)	189,200	60,489,132
Corning Inc	181,700	29,842,408
Jabil Inc	72,200	24,366,778
Keysight Technologies Inc (b)	19,700	6,893,227
Sanmina Corp (b)	25,800	5,619,756
TD SYNNEX Corp	52,800	12,047,904
TTM Technologies Inc (b)	34,900	5,521,878
		196,929,390
IT Services - 0.6%
Akamai Technologies Inc (b)	41,500	4,273,670
Cloudflare Inc Class A (b)	184,700	37,857,959
Fastly Inc Class A (b)	163,900	4,139,294
Okta Inc Class A (b)	86,700	6,385,455
Twilio Inc Class A (b)	333,200	49,333,592
		101,989,970
Semiconductors & Semiconductor Equipment - 24.2%
Advanced Micro Devices Inc (b)	160,400	56,860,196
Applied Materials Inc	4,000	1,577,960
Astera Labs Inc (b)	408,200	79,492,868
Broadcom Inc	1,489,500	621,761,985
GlobalFoundries Inc (b)	382,742	24,725,133
Intel Corp (b)	45,500	4,298,840
KLA Corp	5,800	10,152,030
Lam Research Corp	111,000	28,622,460
MACOM Technology Solutions Holdings Inc (b)	82,300	23,176,503
Marvell Technology Inc	2,139,811	353,389,787
Micron Technology Inc	264,000	136,530,240
Monolithic Power Systems Inc	105,200	169,835,932
NVIDIA Corp	12,223,560	2,439,455,869
Teradyne Inc	18,800	6,457,236
		3,956,337,039
Software - 8.2%
Applied Intuition Inc Class A (b)(c)(d)	5,601	530,639
AppLovin Corp Class A (b)	434,280	193,840,878
Atom Tickets LLC (b)(c)(d)(f)	344,068	3
Aurora Innovation Inc Class A (b)(e)	456,500	2,684,220
Canva Inc Class A (b)(c)(d)	4,700	5,793,972
Celestial AI Inc (c)(d)	225,367	6,761
Celestial AI Inc (Milestone 1) rights (b)(c)(d)	225,367	1,284,592
Celestial AI Inc (Milestone 2) rights (b)(c)(d)	225,367	982,600
Celestial AI Inc (Milestone 3) rights (b)(c)(d)	225,367	288,470
Celestial AI Inc escrow shares (c)(d)	225,367	2
Circle Internet Group Inc Class A (b)	26,400	2,399,232
Crowdstrike Holdings Inc Class A (b)	41,200	18,364,900
Intuit Inc	13,700	5,322,450
Microsoft Corp	2,194,400	894,832,433
OpenAI Group Pbc Class A (c)(d)	9,700	6,670,593
Oracle Corp	687,900	111,020,181
Palantir Technologies Inc Class A (b)	374,700	52,124,517
Palo Alto Networks Inc (b)	39,400	7,065,208
Salesforce Inc (e)	82,510	14,565,490
Strategy Inc Class A (b)(e)	38,800	6,419,460
Tanium Inc Class B (b)(c)(d)	151,000	1,028,310
Terawulf Inc (b)(e)	291,274	6,329,384
Via Transportation Inc Class A (b)	149,800	2,278,458
Zoom Communications Inc Class A (b)	44,500	4,323,175
		1,338,155,928
Technology Hardware, Storage & Peripherals - 11.9%
Apple Inc	5,797,836	1,573,242,799
Dell Technologies Inc Class C	42,600	8,901,270
Sandisk Corp/DE (b)	109,600	120,177,496
Seagate Technology Holdings PLC	77,000	51,870,280
Western Digital Corp	429,800	186,756,696
		1,940,948,541
TOTAL INFORMATION TECHNOLOGY		7,670,665,011
Materials - 0.1%
Chemicals - 0.0%
Solstice Advanced Materials Inc	36,500	2,991,174
Construction Materials - 0.0%
James Hardie Industries PLC (b)	251,200	5,272,688
Metals & Mining - 0.1%
Alcoa Corp	46,500	2,966,235
Century Aluminum Co (b)	113,600	6,752,384
Newmont Corp	21,600	2,399,544
Steel Dynamics Inc	10,100	2,309,466
		14,427,629
TOTAL MATERIALS		22,691,491
Real Estate - 0.5%
Health Care REITs - 0.5%
Welltower Inc	380,884	82,781,329
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	651,400	4,931,098
TOTAL REAL ESTATE		87,712,427
Utilities - 0.3%
Electric Utilities - 0.3%
Constellation Energy Corp	19,200	6,009,600
Entergy Corp	91,900	10,835,929
NRG Energy Inc	138,900	21,610,062
		38,455,591
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	51,700	8,160,328
TOTAL UTILITIES		46,615,919
TOTAL UNITED STATES		15,265,201,504
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	218,200	5,342,756
TOTAL COMMON STOCKS (Cost $5,741,802,546)		16,033,945,140

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (c)(d)	433,800	2,098,681
Neutron Holdings Inc 4% 6/12/2027 (c)(d)	115,200	557,326
TOTAL CONSUMER DISCRETIONARY		2,656,007
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d)	500,700	505,056
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (c)(d)	22,391	0
TOTAL UNITED STATES		3,161,063
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,072,091)		3,161,063

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(c)(d)	26,500	2,039,440
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	37,119	11,191,379
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	18,160	3,769,503
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (c)(d)	278	372,548
Valuedrive Technologies Pvt Ltd Series B (c)(d)	558	747,776
Valuedrive Technologies Pvt Ltd Series C (c)(d)	2	2,680
Valuedrive Technologies Pvt Ltd Series C1 (c)(d)	2	2,680
Valuedrive Technologies Pvt Ltd Series G (c)(d)	3,576,400	1,331,306
Valuedrive Technologies Pvt Ltd Series S2 (c)(d)	135	180,914

TOTAL INDIA		2,637,904
ISRAEL - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Element Labs Inc Series A (b)(c)(d)	150,300	3,524,535
Element Labs Inc Series B (c)(d)	119,900	2,893,187
TOTAL INDUSTRIALS		6,417,722
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	140,500	1,593,270
Xsight Labs Ltd Series F (c)(d)	280,336	2,576,288
TOTAL INFORMATION TECHNOLOGY		4,169,558
TOTAL ISRAEL		10,587,280
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (c)(d)	1,000	1,223,529
UNITED STATES - 1.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(c)(d)	12,405,800	1,267,872
Rad Power Bikes Inc Series A (b)(c)(d)	14,368	0
Rad Power Bikes Inc Series C (b)(c)(d)	56,537	0
Waymo LLC Series A2 (b)(c)(d)	15,200	2,564,696
Waymo LLC Series C2 (b)(c)(d)	25,928	4,260,489
TOTAL CONSUMER DISCRETIONARY		8,093,057
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	19,600	873,572
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	266,499	3
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(c)(d)	660,029	1,260,655
JUUL Labs Inc Series D (b)(c)(d)	5,110	9,760
		1,270,415
TOTAL CONSUMER STAPLES		2,143,990
Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	65,000	862,550
Stripe Global Holdings Inc Series H (c)(d)	8,700	548,100
Stripe Global Holdings Inc Series I (c)(d)	135,124	8,512,812
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	18,067	1,271,375
TOTAL FINANCIALS		11,194,837
Health Care - 0.1%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(c)(d)	1,069	231,802
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	642	128,477
Neurona Therapeutics Inc Series F (b)(c)(d)	328,100	961,333
		1,321,612
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(c)(d)	27,197	950,535
Blink Health LLC Series D (b)(c)(d)	5,797	202,605
		1,153,140
Health Care Technology - 0.1%
Oura Inc Series D (c)(d)	156,533	9,240,143
Oura Inc Series E (c)(d)	193,277	11,409,142
		20,649,285
TOTAL HEALTH CARE		23,124,037
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	87,397	6,026,023
Anduril Industries Inc Series G (b)(c)(d)	41,100	2,833,845
		8,859,868
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	46,703	2,627,511
Zipline International Inc Series H (c)(d)	45,100	2,537,326
		5,164,837
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (c)(d)	224,700	1,487,514
TOTAL INDUSTRIALS		15,512,219
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Cerebras Systems Inc Series G (c)(d)	191,700	19,219,843
Enevate Corp Series E (b)(c)(d)	1,441,706	14
Frore Systems Inc Series C (b)(c)(d)	63,198	1,818,838
		21,038,695
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series D (b)(c)(d)	37,600	1,223,128
Danger Devices Inc Series B (b)(c)(d)	719,800	647,819
Retym Inc Series C (b)(c)(d)	168,905	1,814,040
Retym Inc Series D (b)(c)(d)	30,943	349,656
		4,034,643
Software - 0.9%
Anthropic PBC Series D (b)(c)(d)	67,650	23,868,950
Anthropic PBC Series E (b)(c)(d)	6,400	2,135,040
Anthropic PBC Series F (c)(d)	50,300	16,780,080
Anthropic PBC Series G (c)(d)	45,600	15,212,160
Applied Intuition Inc Series A2 (b)(c)(d)	7,292	690,844
Applied Intuition Inc Series B2 (b)(c)(d)	3,516	333,106
Crusoe Energy Systems LLC Series D (b)(c)(d)	52,338	6,044,516
Crusoe Energy Systems LLC Series E (c)(d)	30,554	3,528,681
Databricks Inc Series G (b)(c)(d)	51,900	9,098,071
Databricks Inc Series I (b)(c)(d)	1,191	208,782
Databricks Inc Series J (b)(c)(d)	32,584	5,711,975
Databricks Inc Series K (c)(d)	10,100	1,770,530
Databricks Inc Series L (c)(d)	40,900	7,169,770
Dataminr Inc Series D, 8% (b)(c)(d)	115,901	669,908
Density Ai Inc (c)(d)	436,000	649,639
Lyte Ai Inc Series B (b)(c)(d)	117,675	1,330,904
MOLOCO Inc Series A (b)(c)(d)	19,537	1,378,531
Nuro Inc/DE Series E (b)(c)(d)	75,109	859,998
OpenAI Group Pbc Series A-2 (c)(d)	26,645	18,323,500
OpenAI Group Pbc Series A-3 (c)(d)	7,886	5,423,123
Physical Intelligence Inc Series B (c)(d)	3,700	1,576,866
Runway AI Inc Series D (b)(c)(d)	91,910	1,344,644
Runway AI Inc Series E (c)(d)	5,937	86,858
Skyryse Inc Series C (c)(d)	48,000	1,160,640
World Labs Technologies Inc Series C (c)(d)	14,500	4,571,995
		129,929,111
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	77,697	4,963,284
Lightmatter Inc Series C2 (b)(c)(d)	12,204	796,067
Lightmatter Inc Series D (b)(c)(d)	62,356	4,959,173
		10,718,524
TOTAL INFORMATION TECHNOLOGY		165,720,973
Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(c)(d)	125,000	4,107,500
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series E (c)(d)	2,854	136,250
TOTAL UNITED STATES		230,032,863
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $146,453,890)		261,481,898

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d) (Cost $3,185,523)	9,636	2,175,712

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (c)(d)(h)	472,410	470,851
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d)	74,246	17,767
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(h)	84,434	2,526
TOTAL UNITED STATES		20,293
TOTAL PREFERRED SECURITIES (Cost $631,090)		491,144

U.S. Treasury Obligations - 0.2%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/23/2026 (j)	3.63	18,200,000	18,049,045
US Treasury Bills 0% 7/30/2026 (j)	3.62	17,190,000	17,035,714
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,084,898)			35,084,759

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	509,826,622	509,928,587
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	40,582,154	40,586,212
TOTAL MONEY MARKET FUNDS (Cost $550,514,799)			550,514,799

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $6,478,744,837)	16,886,854,515
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(511,482,916)
NET ASSETS - 100.0%	16,375,371,599

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $873,379,856 or 5.3% of net assets.

(d)	Level 3 security.
(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $16,933,202 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Security is perpetual in nature with no stated maturity date.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,084,759.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $37,589,299.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/2018	1,687,925

Akeana Series C	1/23/2024	829,452

Alif Semiconductor Series D	4/11/2025	1,015,843

Anduril Industries Inc Class B	6/16/2025	179,802

Anduril Industries Inc Class C	6/16/2025	81

Anduril Industries Inc Series F	8/7/2024	1,899,714

Anduril Industries Inc Series G	4/17/2025	1,680,283

Ant International Co Ltd Class C	5/16/2018	2,989,179

Anthropic PBC Series D	5/31/2024	2,029,804

Anthropic PBC Series E	2/14/2025	358,954

Anthropic PBC Series F	8/18/2025	7,090,670

Anthropic PBC Series G	1/27/2026	11,816,621

Applied Intuition Inc Class A	7/2/2024	334,351

Applied Intuition Inc Series A2	7/2/2024	435,295

Applied Intuition Inc Series B2	7/2/2024	209,887

Atom Tickets LLC	8/15/2017	1,999,998

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	233,946

Blink Health LLC Series C	11/7/2019 - 1/21/2021	1,038,273

Blink Health LLC Series D	6/17/2024 - 6/25/2024	243,474

Bolt Technology OU Series E	1/3/2022	4,717,904

Bytedance Ltd Series E1	11/18/2020	4,067,284

Canva Inc Class A	8/19/2025 - 11/12/2025	7,736,858

Castle Creek Biosciences Inc Series A4	9/29/2016	3,185,523

Castle Creek Biosciences Inc Series B	10/9/2018	440,268

Castle Creek Biosciences Inc Series D2	6/28/2021	110,199

Celestial AI Inc	2/25/2025	5,794

Celestial AI Inc (Milestone 1) rights	2/25/2025	469,010

Celestial AI Inc (Milestone 2) rights	2/25/2025	360,379

Celestial AI Inc (Milestone 3) rights	2/25/2025	105,182

Celestial AI Inc escrow shares	2/25/2025	0

Cerebras Systems Inc Series G	9/19/2025	6,945,751

Chobani Inc Class A	10/14/2025	2,749,570

Crusoe Energy Systems LLC Series D	12/10/2024	1,526,796

Crusoe Energy Systems LLC Series E	10/8/2025	2,566,788

Danger Devices Inc Series B	3/5/2025	648,180

Databricks Inc Series G	2/1/2021	3,068,465

Databricks Inc Series I	9/14/2023	87,539

Databricks Inc Series J	12/17/2024	3,014,020

Databricks Inc Series K	9/8/2025	1,515,000

Databricks Inc Series L	12/18/2025	7,771,000

Dataminr Inc Series D, 8%	3/6/2015	1,477,738

Density Ai Inc	12/5/2025	649,633

Diamond Foundry Inc Series C	3/15/2021	3,000,000

Element Labs Inc Series A	2/11/2025	554,396

Element Labs Inc Series B	6/27/2025	1,052,590

Empower Semiconductor Inc Series D	6/27/2025	1,803,397

Enevate Corp 10% 5/12/2199	11/12/2024	22,391

Enevate Corp 6%	11/2/2023 - 10/31/2025	84,434

Enevate Corp Series E	1/29/2021	1,598,398

Epic Games Inc	7/30/2020	618,700

Fanatics Inc Class A	8/13/2020	2,754,037

Frore Systems Inc Series C	5/10/2024	1,015,617

GoBrands Inc Series G	3/2/2021	4,894,459

JUUL Labs Inc Class A	2/23/2024 - 11/4/2025	11,277,292

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015 - 7/6/2018	0

JUUL Labs Inc Series D	6/25/2018 - 7/6/2018	0

Lightmatter Inc Series C1	5/19/2023	1,278,644

Lightmatter Inc Series C2	12/18/2023	317,326

Lightmatter Inc Series D	10/11/2024	5,002,853

Lyte Ai Inc Series B	8/13/2024	1,492,837

MOLOCO Inc Series A	6/26/2023	1,172,220

Neurona Therapeutics Inc Series F	3/28/2025	675,886

Neutron Holdings Inc	2/4/2021	6,918

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	433,800

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	115,200

Neutron Holdings Inc Series 1C	7/3/2018	2,268,276

NScale Global Holdings Ltd Series B	9/25/2025	379,880

Nuro Inc/DE Series E	4/1/2025	960,906

OpenAI Group Pbc Class A	9/3/2025	4,171,000

OpenAI Group Pbc Series A-2	9/30/2024	5,005,573

OpenAI Group Pbc Series A-3	4/11/2025	2,419,947

Oura Inc Series D	12/18/2024	4,021,333

Oura Inc Series E	9/24/2025	10,353,849

Physical Intelligence Inc Series B	10/24/2025	1,004,769

Rad Power Bikes Inc	1/21/2021	531,635

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	74,246

Rad Power Bikes Inc Series A	1/21/2021	69,309

Rad Power Bikes Inc Series C	1/21/2021	272,725

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Redwood Materials Series E	10/20/2025	136,237

Retym Inc Series C	5/17/2023 - 6/20/2023	1,314,385

Retym Inc Series D	1/29/2025	327,593

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	3,852,711

Runway AI Inc Series D	9/6/2024	996,468

Runway AI Inc Series E	11/4/2025	86,847

Skyryse Inc Series C	9/16/2025 - 11/21/2025	1,297,162

Space Exploration Technologies Corp	1/20/2015 - 7/18/2025	27,081,192

Space Exploration Technologies Corp Class C	9/11/2017	92,610

Stripe Global Holdings Inc Series H	3/15/2021	349,088

Stripe Global Holdings Inc Series I	3/20/2023 - 5/12/2023	2,720,606

Taalas Inc 0%	12/23/2025	472,410

Taalas Inc Series B	2/19/2025	1,455,205

Taalas Inc warrants	12/23/2025	95,390

Tanium Inc Class B	4/21/2017	749,609

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	500,700

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	1,424,157

Tory Burch LLC Class A	5/14/2015	7,600,030

Trade Republic Bank GmbH	12/16/2025	3,122,901

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	367,463

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	737,569

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	2,403

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	2,402

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	1,491,993

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	162,188

Waymo LLC Series A2	5/8/2020	1,305,182

Waymo LLC Series C2	10/18/2024	2,027,604

World Labs Technologies Inc Series C	2/17/2026	3,773,458

Xsight Labs Ltd Series D	2/16/2021	1,123,438

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	1,297,956

Xsight Labs Ltd warrants 7/24/2032	1/11/2024 - 12/30/2024	0

Zipline International Inc Series G	6/7/2024	1,959,018

Zipline International Inc Series H	12/3/2025	2,537,518

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	5/7/2026

Meesho	6/9/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,535,950	1,803,217,547	1,349,832,109	2,112,714	7,199	-	509,928,587	509,826,622	0.8%
Fidelity Securities Lending Cash Central Fund	52,550,567	446,884,227	458,848,846	221,100	264	-	40,586,212	40,582,154	0.1%
Total	109,086,517	2,250,101,774	1,808,680,955	2,333,814	7,463	-	550,514,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.